Right-of-Use Asset and Lease Liability (Details) - Schedule of right-of-use asset	12 Months Ended
Oct. 31, 2022 USD ($)
Schedule of right-of-use asset [Abstract]
ROU asset as of October 31, 2021
Additions	319,521
Depreciation	(53,253)
Value of ROU asset as of October 31, 2022	$ 266,268